NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest Disclosure [Abstract]
Non-Controlling Interests	Non-Controlling Interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2022			December 31, 2021
	Essakane	Rosebel[1,2]	Boto[3]	Essakane	Rosebel	Boto
Percentage of voting rights held by non-controlling interests	10%	5%	10%	10%	5%	10%
Accumulated non-controlling interest	$60.0	$12.6	$0.6	$59.2	$14.4	$0.2
Net earnings (loss) attributable to non-controlling interests	$17.6	$(1.8)	$0.3	$7.1	$(8.6)	$(0.1)
Dividends paid to non-controlling interests[4]	$16.8	$—	$—	$3.1	$4.3	$—
1.The 5% non-controlling interest for Rosebel is based on the consolidated results of Rosebel which includes 70% of Saramacca.
2.As at December 31, 2022, the Rosebel mine met the criteria to be classified as held for sale and discontinued operations (note 5).
3.As at December 31, 2022, the Boto Gold project met the criteria to be classified as held for sale (note 5).
4.For the year ended December 31, 2022, dividends paid to other non-controlling interests amounted to $1.6 million (December 31, 2021 – $1.9 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2022			December 31, 2021
	Essakane	Rosebel[1]	Boto[2]	Essakane	Rosebel	Boto
Current assets	$376.6	$158.8	$1.2	$294.4	$144.2	$2.6
Non-current assets	791.1	510.8	74.7	849.7	569.6	61.8
Current liabilities	(155.7)	(105.7)	(3.6)	(128.9)	(98.6)	(2.7)
Non-current liabilities	(251.3)	(259.7)	(66.6)	(257.4)	(275.3)	(58.7)
Net assets	$760.7	$304.2	$5.7	$757.8	$339.9	$3.0
	Year ended			Year ended
	December 31, 2022			December 31, 2021
Revenues	$883.9	$405.4	$—	$816.3	$277.2	$—
Net earnings (loss) and OCI	$175.4	$(35.7)	$2.8	$69.3	$(173.0)	$(0.7)

Net cash from (used in) operating activities	$381.6	$151.1	$2.3	$388.5	$32.9	$(0.6)
Net cash used in investing activities	(174.7)	(130.7)	(13.9)	(142.2)	(101.5)	(33.7)
Net cash from (used in) financing activities	(172.4)	(16.9)	9.8	(263.9)	(63.5)	32.1
Net increase (decrease) in cash and cash equivalents	$34.5	$3.5	$(1.8)	$(17.6)	$(132.1)	$(2.2)
1.As at December 31, 2022, the Rosebel mine met the criteria to be classified as held for sale and discontinued operations (note 5).
2.As at December 31, 2022, the Boto Gold project met the criteria to be classified as held for sale (note 5).
The Company’s ability to access or use the assets of Essakane and Rosebel to settle its liabilities is not significantly restricted by known current contractual or regulatory requirements, or from the protective rights of non-controlling interests. Dividends payable by Rosebel and Essakane must be approved by the Supervisory Boards, which includes representation from the non-controlling interest.